Omni Small-Cap Value Fund
FUND SUMMARY: OMNI SMALL-CAP VALUE FUND
Investment Objective:
The Omni Small-Cap Value Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Omni Small-Cap Value Fund Class N
Sales Charge (Load) imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Omni Small-Cap Value Fund Class N
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.60%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Omni Small-Cap Value Fund Class N	61	192	335	750

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from August 31, 2011 (the Fund’s inception date) through June 30, 2012, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. For purposes of the Fund’s investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2012, the stocks in this group had a market capitalization of less than $4.4 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the NYSE MKT and NASDAQ.

The Adviser will not necessarily sell a stock if it “migrates” to a different category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.
Principal Risks:
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Performance:
Performance information is not provided because the Fund has not had a full calendar year of operations.